EQUITY SECURITIES - Schedule of Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Unrealized gains (losses) on equity securities	$ 477	$ (144)	$ 217	$ (124)
Net gains (losses) on equity securities sold	(7)	172	71	172
Net gains on equity securities	$ 470	$ 28	$ 288	$ 48